First Trust Innovation Leaders ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
First Trust Innovation Leaders ETF | First Trust Innovation Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	29.37%	39.18%	(34.93%)